Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carry forwards	$ 1,934,559	$ 978,216
Provision for doubtful debts	1,439,947	1,092,140
Impairment on inventory	398,578
Impairment of long-lived assets	163,420
Deferred tax assets, gross	3,936,504	2,070,356
Less: valuation allowance	(3,936,504)	(1,218,319)
Deferred tax assets, net		852,037
Deferred tax liabilities
Assets acquired in the asset acquisition	$ 199,583